Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 598,772	¥ 519,552
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	0		¥ 14,000
Debt securities, available-for-sale, allowance for credit loss, period increase (decrease)	(34,000)	34,000	20,000
Held-to-maturity Securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	¥ 0	0	¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.54%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	18.73%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Rakuten Securities, Inc [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	20.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 268,736	255,336
Equity method Investments, aggregated market values	¥ 503,171	¥ 456,195